Accounts Payable and Accrued Expenses - Schedule of Company's Accounts Payable and Accrued Expenses (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable and Accrued Liabilities, Current [Abstract]
Legal accrual	$ 4,435,086	$ 1,705,049
Other payables and expenses	229,453	161,943
Total	$ 4,664,539	$ 1,866,992	$ 411,416